Income Tax - Schedule of Consolidated Profit or Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current income tax charge		¥ 6	¥ 149
Deferred tax			6,319
Income tax expense reported in profit or loss		¥ 6	¥ 6,468